MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Areas

Revenues are attributed to geographic area based on the location of the end customers as follows:

	Six months ended
	June 30,
	2020	2019
	Unaudited

Israel	$11,035	$6,184
Asia & Australia	1,210	1,838
USA	12,871	7,876
Latin America	527	759
Europe	3,615	379
Italy	3,319	1,678

Total	$32,577	$18,714

Schedule of Revenue from Major Customers

Revenues from single customers that exceed 10% of the total revenues in the reported periods as a percentage of total revenues are as follows:

	Six months ended
	June 30,
	2020	2019
	Unaudited
	%

Customer A	6	13
Customer B	12	11
Customer D	5	15
Customer G	13	-
Customer H	12	5
Customer I	10	9